AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

SEPTEMBER 3, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:  December 31*

Date of reporting period:  June 30, 2026

* This Form N-CSR pertains to Transamerica Stock Index. The remaining series of the registrant have fiscal year ends of October 31.

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Stock Index

Class R

TSTRX

June 30, 2026

Fund Overview

Transamerica Stock Index (the "Fund") seeks to match the performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Key Fund Statistics

Table Summary
Total Net Assets	$156,845,451
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
S&P 500 Index Master Portfolio	100.0%

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Stock Index

Class R

Semi-Annual Shareholder Report

Transamerica Stock Index

Class R4

TSTFX

June 30, 2026

Fund Overview

Transamerica Stock Index (the "Fund") seeks to match the performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Key Fund Statistics

Table Summary
Total Net Assets	$156,845,451
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
S&P 500 Index Master Portfolio	100.0%

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Stock Index

Class R4

S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Master Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

S&P 500 Index Master Portfolio	$1	0.01%(a)

(a)	Annualized.

Key Master Portfolio statistics

Net Assets	$59,596,299,102

Number of Portfolio Holdings	508

Portfolio Turnover Rate	5%

What did the Master Portfolio invest in?

(as of June 30, 2026)

Sector allocation

Sector(a)	Percent of Net Assets

Information Technology	37.6%

Financials	11.6

Communication Services	9.6

Consumer Discretionary	9.2

Industrials	8.9

Health Care	8.8

Consumer Staples	4.5

Energy	3.0

Utilities	2.2

Materials	1.8

Other*	2.5

Short-Term Securities	0.8

Liabilities in Excess of Other Assets	(0.5)

Ten largest holdings

Security(b)	Percent of Net Assets

NVIDIA Corp.	7.4%

Apple, Inc.	6.5

Microsoft Corp.	4.3

Amazon.com, Inc.	3.6

Alphabet, Inc., Class A	3.2

Broadcom, Inc.	2.7

Alphabet, Inc., Class C	2.6

Micron Technology, Inc.	2.0

Meta Platforms, Inc., Class A	1.9

Tesla, Inc.	1.8

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

(b)	Not Applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments

(a)	The Schedule of Investments is included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
June 30, 2026
Transamerica Stock Index
Customer Service: 888-233-4339
1801 California St., Suite 5200 Denver, CO 80202
Distributor: Transamerica Capital, LLC
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investment in Master Portfolio, at value	$156,941,370
Receivables and other assets:
Shares of beneficial interest sold	224
Due from investment manager	9,382
Due from Master Portfolio	25,334
Prepaid expenses	7,617
Total assets	156,983,927
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	25,558
Investment management fees	8,205
Distribution and service fees	56,595
Transfer agent fees	957
Trustee and CCO fees	1,790
Audit and tax fees	5,218
Custody and accounting fees	10,789
Legal fees	3,696
Printing and shareholder reports fees	19,066
Other accrued expenses	6,602
Total liabilities	138,476
Net assets	$156,845,451
Net assets consist of:
Paid-in capital	$(753,563,461)
Total distributable earnings (accumulated losses)	910,408,912
Net assets	$156,845,451
Net assets by class:
Class R	$102,717,301
Class R4	54,128,150
Shares outstanding:
Class R	5,889,580
Class R4	3,106,639
Net asset value per share:
Class R	$17.44
Class R4	17.42
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$1,033,471
Interest income	12,931
Net income from securities lending	470
Withholding taxes on foreign income	(6,018)
Expenses	(7,751)
Fees waived	921
Total investment income (loss)	1,034,024
Expenses:
Investment management fees	53,828
Distribution and service fees:
Class R	248,418
Class R4	100,074
Transfer agent fees:
Class R	751
Class R4	3,002
Trustee and CCO fees	5,051
Audit and tax fees	13,772
Custody and accounting fees	12,099
Legal fees	8,856
Printing and shareholder reports fees	18,827
Registration fees	22,191
Other	8,812
Total expenses before waiver and/or reimbursement and recapture	495,681
Expenses waived and/or reimbursed:
Class R	(9,686)
Class R4	(49,946)
Recapture of previously waived and/or reimbursed fees:
Class R	250
Net expenses	436,299
Net investment income (loss)	597,725
Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	288,472
Net change in unrealized appreciation (depreciation)	17,333,713
Net realized and change in unrealized gain (loss)	17,622,185
Net increase (decrease) in net assets resulting from operations	$18,219,910
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations allocated from Master Portfolio:
Net investment income (loss)	$597,725	$2,362,527
Net realized gain (loss)	288,472	16,922,909
Net change in unrealized appreciation (depreciation)	17,333,713	28,519,366
Net increase (decrease) in net assets resulting from operations	18,219,910	47,804,802
Dividends and/or distributions to shareholders:
Class R	(345,114)	(30,952,836)
Class R4	(356,577)	(26,299,062)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(701,691)	(57,251,898)
Capital share transactions:
Proceeds from shares sold:
Class R	2,931,333	4,743,735
Class R4	6,433,373	20,158,377
	9,364,706	24,902,112
Dividends and/or distributions reinvested:
Class R	345,114	30,952,836
Class R4	356,577	26,299,062
	701,691	57,251,898
Cost of shares redeemed:
Class R	(14,275,322)	(27,927,740)
Class R4	(46,935,154)	(148,311,640)
	(61,210,476)	(176,239,380)
Net increase (decrease) in net assets resulting from capital share transactions	(51,144,079)	(94,085,370)
Net increase (decrease) in net assets	(33,625,860)	(103,532,466)
Net assets:
Beginning of period/year	190,471,311	294,003,777
End of period/year	$156,845,451	$190,471,311
Capital share transactions - shares:
Shares issued:
Class R	181,484	248,447
Class R4	395,685	1,014,878
	577,169	1,263,325
Shares reinvested:
Class R	21,473	1,938,122
Class R4	22,594	1,635,601
	44,067	3,573,723
Shares redeemed:
Class R	(874,230)	(1,380,693)
Class R4	(2,708,930)	(6,736,766)
	(3,583,160)	(8,117,459)
Net increase (decrease) in shares outstanding:
Class R	(671,273)	805,876
Class R4	(2,290,651)	(4,086,287)
	(2,961,924)	(3,280,411)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$15.94	$19.31	$15.89	$13.19	$17.23	$14.30
Investment operations: (A)
Net investment income (loss) (B)	0.04	0.12	0.13	0.15	0.14	0.13
Net realized and unrealized gain (loss)	1.52	3.16	3.71	3.18	(3.33)	3.82
Total investment operations	1.56	3.28	3.84	3.33	(3.19)	3.95
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.16)	(0.14)	(0.13)	(0.14)	(0.17)
Net realized gains	—	(6.49)	(0.28)	(0.50)	(0.71)	(0.85)
Total dividends and/or distributions to shareholders	(0.06)	(6.65)	(0.42)	(0.63)	(0.85)	(1.02)
Net asset value, end of period/year	$17.44	$15.94	$19.31	$15.89	$13.19	$17.23
Total return	9.80%(C)	17.12%	24.24%	25.44%	(18.57)%	27.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,717	$104,552	$111,100	$171,088	$147,069	$208,632
Expenses to average net assets (A)
Excluding waiver and/or reimbursement and recapture	0.67%(D)	0.64%	0.62%	0.63%	0.63%	0.61%
Including waiver and/or reimbursement and recapture	0.65%(D)	0.64%(E)	0.62%	0.63%(E)	0.63%(E)	0.61%
Net investment income (loss) to average net assets (A)	0.52%(D)	0.62%	0.75%	1.01%	0.97%	0.79%
Portfolio turnover rate of Master Portfolio	5%(C)	14%	9%	10%	13%	6%

(A)	The per share amounts and percentages include the Fund's proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R4
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$15.92	$19.29	$15.89	$13.18	$17.22	$14.30
Investment operations: (A)
Net investment income (loss) (B)	0.07	0.19	0.19	0.20	0.19	0.18
Net realized and unrealized gain (loss)	1.51	3.15	3.71	3.19	(3.33)	3.81
Total investment operations	1.58	3.34	3.90	3.39	(3.14)	3.99
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.22)	(0.22)	(0.18)	(0.19)	(0.22)
Net realized gains	—	(6.49)	(0.28)	(0.50)	(0.71)	(0.85)
Total dividends and/or distributions to shareholders	(0.08)	(6.71)	(0.50)	(0.68)	(0.90)	(1.07)
Net asset value, end of period/year	$17.42	$15.92	$19.29	$15.89	$13.18	$17.22
Total return	10.00% (C)	17.48%	24.61%	25.95%	(18.35)%	28.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,128	$85,919	$182,904	$157,653	$138,670	$162,195
Expenses to average net assets(A)
Excluding waiver and/or reimbursement and recapture	0.42%(D)	0.40%	0.38%	0.38%	0.38%	0.37%
Including waiver and/or reimbursement and recapture	0.30%(D)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (A)	0.85%(D)	0.96%	1.07%	1.34%	1.30%	1.11%
Portfolio turnover rate of Master Portfolio	5%(C)	14%	9%	10%	13%	6%

(A)	The per share amounts and percentages include the Fund's proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).
The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund's financial statements.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.
The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.
Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. BORROWINGS AND OTHER FINANCING TRANSACTIONS
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
4. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. RISK FACTORS (continued)
Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.
Index fund risk: While the Fund seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Fund's return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-diversification risk: To the extent the underlying Master Portfolio becomes “non-diversified” for periods of time solely as a result of tracking the Index, the underlying Master Portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the underlying Master Portfolio, and therefore the fund, more susceptible to the risks associated with investing in those issuers.
Sector focus risk: Because the underlying Master Portfolio seeks to track the performance of its underlying index, it will have exposure to one or more sectors to the extent the index is concentrated in those sectors. As a result, the value of the underlying Master Portfolio’s shares may be particularly sensitive to developments affecting those sectors, and the underlying Master Portfolio may experience greater volatility or losses if those sectors perform poorly. Sector weightings in the index may change over time, and individual sectors may be more volatile and perform differently than the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager and/or investment adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources,information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager and/or investment adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager and/or investment adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of June 30, 2026, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 0.26%.

As of June 30, 2026, the investment manager and/or other affiliated investment accounts held balances in the Fund as follows:
Account Balance	Percentage of Net Assets
$139,717,928	89.08%
Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement in connection with these services. The Fund has a contractual management fee payable to TAM at an annual rate of 0.07% of daily average net assets.
Additionally, the Fund incurs its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within net investment income (loss) allocated from the Master Portfolio, in Expenses.
The Fund pays a management fee to TAM at an annual rate of 0.07% of the Fund’s average daily net assets. TAM has voluntarily agreed to waive a portion of its management fee equal to the Master Portfolio advisory fee allocated to the Fund.
Effective February 24, 2026, the Master Portfolio pays an advisory fee to BFA, which is accrued daily and payable monthly, at an annual rate of 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received an advisory fee for its services to the Master Portfolio equal to 0.01% of the Master Portfolio's average daily net assets.
The management fees are reflected in Investment management fees within the Statement of Operations.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2027
Class R4	0.30	May 1, 2027
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$—	$—	$—	$9,436	$9,436
Class R4	65,972	142,761	175,691	49,946	434,370

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended June 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$3,016	$357
6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
7. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.
The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)
“below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Stock Index

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)
noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.
Benefits to TAM and/or its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Semi-Annual Financial Statements 2026

Appendix A
S&P 500 Index Master Portfolio

Schedule of Investments (unaudited) June 30, 2026	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	71,550	$40,111,646
Boeing Co.(a)	720,366	155,937,628
General Dynamics Corp.	232,105	82,220,875
General Electric Co.	954,565	356,749,578
Honeywell Aerospace, Inc.(a)	291,524	64,450,126
Howmet Aerospace, Inc.	367,513	98,809,545
Huntington Ingalls Industries, Inc.	36,487	10,212,346
L3Harris Technologies, Inc.	172,603	50,156,706
Lockheed Martin Corp.	186,076	94,798,279
Northrop Grumman Corp.	122,653	62,468,400
RTX Corp.	1,233,447	234,021,899
Textron, Inc.	163,640	15,010,697
TransDigm Group, Inc.	50,978	67,904,735

		1,332,852,460

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	20,489,132
Expeditors International of Washington, Inc.	120,249	19,598,182
FedEx Corp.	198,921	62,288,133
United Parcel Service, Inc., Class B	682,287	73,345,852

		175,721,299

Automobile Components — 0.0%
Aptiv PLC(a)	201,151	12,346,648

Automobiles — 2.0%
Ford Motor Co.	3,612,415	50,212,568
General Motors Co.	823,823	63,500,277
Tesla, Inc.(a)	2,575,763	1,083,365,918

		1,197,078,763

Banks — 3.4%
Bank of America Corp.	5,973,356	340,361,825
Citigroup, Inc.	1,560,459	218,401,842
Citizens Financial Group, Inc.	377,917	26,480,644
Fifth Third Bancorp	837,175	47,191,555
Huntington Bancshares, Inc.	1,878,717	33,309,652
JPMorgan Chase & Co	2,451,525	802,457,678
KeyCorp.	851,967	19,637,839
M&T Bank Corp.	132,387	31,509,430
PNC Financial Services Group, Inc.	370,559	91,239,037
Regions Financial Corp.	795,973	24,038,385
Truist Financial Corp.	1,139,873	56,788,473
U.S. Bancorp	1,420,094	85,773,678
Wells Fargo & Co.	2,799,813	231,376,546

		2,008,566,584

Beverages — 1.0%
Brown-Forman Corp., Class B	171,896	4,581,028
Coca-Cola Co.	3,542,765	287,920,511
Constellation Brands, Inc., Class A	130,510	18,152,636
Keurig Dr. Pepper, Inc.	1,243,512	40,700,148
Molson Coors Beverage Co., Class B	132,486	5,161,655
Monster Beverage Corp.(a)	648,206	62,305,561
PepsiCo, Inc.	1,255,346	169,973,848

		588,795,387

Biotechnology — 1.6%
AbbVie, Inc.	1,616,466	406,767,504
Amgen, Inc.	494,973	179,239,623
Biogen, Inc.(a)	134,491	29,058,126
Gilead Sciences, Inc.	1,138,966	143,896,964
Incyte Corp.(a)	148,392	16,821,717

Security	Shares	Value

Biotechnology (continued)
Moderna, Inc.(a)(b)	316,532	$22,166,736
Regeneron Pharmaceuticals, Inc.	91,420	57,004,027
Vertex Pharmaceuticals, Inc.(a)	231,988	115,235,399

		970,190,096

Broadline Retail — 3.7%
Amazon.com, Inc.(a)	8,956,075	2,134,590,915
eBay, Inc.	406,222	45,395,309

		2,179,986,224

Building Products — 0.5%
A.O. Smith Corp.	105,329	6,606,235
Allegion PLC	80,857	11,359,600
Builders FirstSource, Inc.(a)	101,737	9,103,427
Carrier Global Corp.	715,272	52,465,201
Johnson Controls International PLC	558,197	81,558,164
Lennox International, Inc.	29,620	16,970,779
Masco Corp.	177,790	14,466,772
Trane Technologies PLC	202,390	99,405,872

		291,936,050

Capital Markets — 2.9%
Ameriprise Financial, Inc.	83,206	38,171,585
Ares Management Corp., Class A	189,412	21,083,450
Bank of New York Mellon Corp.	627,223	90,702,718
Blackrock, Inc.(c)	132,085	127,007,653
Blackstone, Inc., Class A	677,352	79,704,010
Cboe Global Markets, Inc.	96,312	23,372,033
Charles Schwab Corp.	1,495,692	138,007,501
CME Group, Inc., Class A	331,302	73,161,421
Coinbase Global, Inc., Class A(a)(b)	203,266	29,715,457
FactSet Research Systems, Inc.(b)	34,333	7,899,337
Franklin Resources, Inc.	275,817	9,176,432
Goldman Sachs Group, Inc.	269,906	272,974,831
Interactive Brokers Group, Inc., Class A	403,538	35,123,947
Intercontinental Exchange, Inc.	519,992	64,016,215
Invesco Ltd	420,219	11,089,579
KKR & Co., Inc., Class A	626,366	57,487,871
Moody’s Corp.	137,459	62,257,930
Morgan Stanley	1,096,742	229,262,948
MSCI, Inc., Class A	66,753	37,384,350
Nasdaq, Inc.	414,484	32,669,629
Northern Trust Corp.	166,099	28,874,650
Raymond James Financial, Inc.	160,866	24,456,458
Robinhood Markets, Inc., Class A(a)	720,195	72,221,155
S&P Global, Inc.	277,402	112,974,738
State Street Corp.	255,184	43,279,206
T. Rowe Price Group, Inc.	194,787	22,145,334

		1,744,220,438

Chemicals — 1.0%
Air Products and Chemicals, Inc.	204,384	59,921,301
Albemarle Corp.	108,311	14,625,234
CF Industries Holdings, Inc.	143,948	15,583,810
Corteva, Inc.	617,361	52,284,303
Dow, Inc.	659,194	18,035,548
DuPont de Nemours, Inc.	121,192	16,438,483
Ecolab, Inc.	232,453	64,763,730
International Flavors & Fragrances, Inc	235,123	18,626,444
Linde PLC	423,008	219,515,772
LyondellBasell Industries NV, Class A	240,310	12,652,322
Mosaic Co.	295,160	6,254,440

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PPG Industries, Inc.	198,426	$24,067,090
Sherwin-Williams Co.	208,440	71,770,061

		594,538,538

Commercial Services & Supplies — 0.4%
Cintas Corp.	309,905	52,708,643
Copart, Inc.(a)	806,763	22,742,649
Republic Services, Inc., Class A	180,952	38,557,252
Rollins, Inc.	276,564	11,543,781
Veralto Corp.	230,462	20,437,370
Waste Management, Inc.	338,015	75,336,783

		221,326,478

Communications Equipment — 1.3%
Arista Networks, Inc.(a)	944,692	160,484,277
Ciena Corp.(a)	128,820	63,193,939
Cisco Systems, Inc.	3,613,817	424,478,945
F5, Inc.(a)	52,820	21,971,007
Lumentum Holdings, Inc.(a)	71,180	61,076,711
Motorola Solutions, Inc.	151,355	62,856,218

		794,061,097

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	32,141	63,701,855
EMCOR Group, Inc.	40,918	33,957,030
Quanta Services, Inc.	137,969	99,343,199

		197,002,084

Construction Materials — 0.2%
CRH PLC	611,346	65,414,022
Martin Marietta Materials, Inc.	55,520	32,018,384
Vulcan Materials Co.	117,893	34,779,614

		132,212,020

Consumer Finance — 0.5%
American Express Co.	486,931	164,704,411
Capital One Financial Corp.	569,314	114,215,775
Synchrony Financial	307,750	23,404,387

		302,324,573

Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc	33,774	26,843,238
Costco Wholesale Corp.	405,905	379,711,950
Dollar General Corp.	201,488	23,193,284
Dollar Tree, Inc.(a)	166,838	20,179,056
Kroger Co.	512,055	28,434,414
Sysco Corp.	434,361	36,303,892
Target Corp.	419,458	54,785,409
Walmart, Inc.	4,011,029	454,289,145

		1,023,740,388

Containers & Packaging — 0.2%
Amcor PLC	416,860	18,070,881
Avery Dennison Corp.	72,987	11,849,439
Ball Corp.	234,159	14,611,522
International Paper Co.	486,245	18,525,935
Packaging Corp. of America	81,722	19,472,718
Smurfit WestRock PLC	486,648	22,512,336

		105,042,831

Distributors — 0.0%
Genuine Parts Co.	127,142	15,000,213

Security	Shares	Value

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	6,357,140	$131,592,798
Comcast Corp., Class A	3,258,103	79,986,429
Verizon Communications, Inc.	3,820,282	161,750,740

		373,329,967

Electric Utilities — 1.4%
Alliant Energy Corp.	237,994	18,156,562
American Electric Power Co., Inc.	499,516	68,338,784
Constellation Energy Corp.	289,116	71,807,741
Duke Energy Corp.	715,111	90,518,750
Edison International	354,532	26,394,907
Entergy Corp.	416,863	47,880,884
Evergy, Inc.	211,153	18,249,954
Eversource Energy	353,920	25,577,798
Exelon Corp.	931,706	43,436,134
FirstEnergy Corp.	478,825	22,763,341
NextEra Energy, Inc.	1,910,300	167,667,031
NRG Energy, Inc.	194,023	28,338,999
PG&E Corp.	2,028,414	34,117,924
Pinnacle West Capital Corp.	110,533	11,827,031
PPL Corp.	681,022	24,755,150
Southern Co.	1,018,062	97,438,714
Xcel Energy, Inc.	546,706	43,900,492

		841,170,196

Electrical Equipment — 1.3%
AMETEK, Inc	211,744	51,229,343
Eaton Corp. PLC	354,399	151,016,502
Emerson Electric Co.	513,184	73,462,289
GE Vernova, Inc.	245,856	288,846,380
Generac Holdings, Inc.(a)	54,235	15,880,550
Hubbell, Inc., Class B	47,083	24,633,826
Rockwell Automation, Inc.	102,183	50,588,760
Vertiv Holdings Co., Class A	352,601	118,057,867

		773,715,517

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	1,127,779	198,849,993
CDW Corp./DE	112,689	15,848,581
Coherent Corp.(a)	178,993	70,607,369
Corning, Inc.	717,235	183,203,336
Flex Ltd.(a)	336,390	54,518,727
Jabil, Inc.	95,574	36,841,866
Keysight Technologies, Inc.(a)	158,616	55,526,703
TE Connectivity PLC	267,508	53,932,288
Teledyne Technologies, Inc.(a)	41,860	27,916,434
Zebra Technologies Corp., Class A(a)	42,182	11,104,833

		708,350,130

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	909,150	50,457,825
Halliburton Co.	757,278	25,709,588
SLB Ltd.	1,381,549	64,228,213

		140,395,626

Entertainment — 1.0%
Electronic Arts, Inc.	205,636	42,163,605
Live Nation Entertainment, Inc.(a)	145,018	26,554,246
Netflix, Inc.(a)	3,852,523	275,070,142
Take-Two Interactive Software, Inc.(a)	160,724	40,177,786
TKO Group Holdings, Inc., Class A	56,316	11,336,974

2	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Walt Disney Co.	1,588,760	$152,918,150
Warner Bros Discovery, Inc., Class A(a)	2,266,949	60,436,860

		608,657,763

Financial Services — 3.3%
Apollo Global Management, Inc.	426,507	50,460,043
Berkshire Hathaway, Inc., Class B(a)	1,677,337	839,322,662
Block, Inc., Class A(a)	495,598	37,665,448
Corpay, Inc.(a)	59,801	19,929,879
Fidelity National Information Services, Inc.	468,824	18,227,877
Fiserv, Inc.(a)	489,803	24,024,837
Global Payments, Inc.	210,263	15,256,683
Jack Henry & Associates, Inc.	65,638	9,040,978
Mastercard, Inc., Class A	738,220	379,149,792
PayPal Holdings, Inc.	807,051	34,848,462
Visa, Inc., Class A	1,518,494	520,980,107

		1,948,906,768

Food Products — 0.4%
Archer-Daniels-Midland Co.	439,711	33,593,921
Bunge Global SA	120,893	12,902,910
General Mills, Inc.	483,356	16,820,789
Hershey Co.	137,089	24,052,265
Hormel Foods Corp.	265,222	6,582,810
J.M. Smucker Co.	96,634	10,871,325
Kraft Heinz Co.	759,095	17,929,824
McCormick & Co., Inc.	233,198	11,757,843
Mondelez International, Inc., Class A	1,178,894	68,187,229
Tyson Foods, Inc., Class A	265,785	15,216,191

		217,915,107

Gas Utilities — 0.1%
Atmos Energy Corp.	151,782	26,147,485

Ground Transportation — 0.8%
CSX Corp.	1,699,729	80,788,119
Fedex Freight Holding Co., Inc.(a)	99,460	15,018,460
JB Hunt Transport Services, Inc.	66,298	19,188,630
Norfolk Southern Corp.	205,178	64,546,947
Old Dominion Freight Line, Inc	165,038	35,747,231
Uber Technologies, Inc.(a)	1,862,400	134,390,784
Union Pacific Corp.	544,725	148,165,200

		497,845,371

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	1,598,876	145,082,008
Align Technology, Inc.(a)	57,886	9,763,053
Baxter International, Inc.(b)	484,238	10,323,954
Becton Dickinson & Co.	252,096	38,149,688
Boston Scientific Corp.(a)	1,367,293	58,356,065
Cooper Cos., Inc.(a)	182,897	13,115,544
Dexcom, Inc.(a)	346,416	23,331,118
Edwards Lifesciences Corp.(a)	528,879	47,842,394
GE HealthCare Technologies, Inc.(a)	421,182	26,959,860
IDEXX Laboratories, Inc.(a)	72,607	38,223,229
Insulet Corp.(a)	64,441	9,811,142
Intuitive Surgical, Inc.(a)	323,024	128,460,184
Medtronic PLC	1,177,523	92,117,624
ResMed, Inc.	129,288	25,195,646
Solventum Corp.(a)	131,883	10,174,774
STERIS PLC	91,043	19,170,925

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	315,749	$99,410,415
Zimmer Biomet Holdings, Inc.	182,436	15,705,915

		811,193,538

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	214,714	51,007,458
Cencora, Inc., Class A	177,077	50,109,249
Centene Corp.(a)	426,493	27,376,586
Cigna Group	243,466	67,118,707
CVS Health Corp.	1,166,552	120,679,804
DaVita, Inc.(a)	30,788	6,849,714
Elevance Health, Inc.	198,685	76,837,450
HCA Healthcare, Inc.	141,728	55,258,330
Henry Schein, Inc.(a)	94,222	7,869,421
Humana, Inc.	110,981	44,083,873
Labcorp Holdings, Inc.	72,498	20,299,440
McKesson Corp.	109,976	83,097,866
Quest Diagnostics, Inc.	102,406	21,704,952
UnitedHealth Group, Inc.	830,000	344,972,900
Universal Health Services, Inc., Class B	47,889	7,120,615

		984,386,365

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc	143,991	7,609,924
Healthpeak Properties, Inc.	628,417	13,448,124
Ventas, Inc.	435,757	38,695,222
Welltower, Inc.	640,951	145,476,648

		205,229,918

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	139,569	24,769,310

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	13,525,654

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	380,006	54,378,859
Booking Holdings, Inc.	708,948	126,362,891
Carnival Corp. Ltd.	1,176,991	33,626,633
Chipotle Mexican Grill, Inc., Class A(a)	1,172,533	39,866,122
Darden Restaurants, Inc.	102,584	21,133,330
Domino’s Pizza, Inc.	28,550	8,451,942
DoorDash, Inc., Class A(a)(b)	343,107	63,313,535
Expedia Group, Inc.	107,074	27,398,095
Hilton Worldwide Holdings, Inc	208,279	68,827,878
Las Vegas Sands Corp.	282,357	13,042,070
Marriott International, Inc., Class A	200,240	74,206,942
McDonald’s Corp.	649,732	175,629,057
MGM Resorts International(a)	184,318	8,812,244
Norwegian Cruise Line Holdings Ltd.(a)(b)	409,414	8,642,729
Royal Caribbean Cruises Ltd.	230,375	73,150,974
Starbucks Corp.	1,049,613	107,259,952
Wynn Resorts Ltd.	73,004	7,087,958
Yum! Brands, Inc.	248,279	39,689,881

		950,881,092

Household Durables — 0.2%
D.R. Horton, Inc.	239,531	39,014,809
Garmin Ltd.	151,666	36,026,742
Lennar Corp., Class A	193,432	17,503,662
NVR, Inc.(a)	2,414	16,447,547
PulteGroup, Inc.	177,820	24,398,682

		133,391,442

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.8%
Church & Dwight Co., Inc.	212,419	$20,579,153
Clorox Co.	114,557	10,933,320
Colgate-Palmolive Co.	736,318	67,505,634
Kimberly-Clark Corp.	306,850	33,682,925
Procter & Gamble Co.	2,128,950	312,189,228

		444,890,260

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	9,601,318
Vistra Corp.	289,416	45,910,060

		55,511,378

Industrial Conglomerates — 0.2%
3M Co.	477,190	77,261,833
Honeywell International, Inc.	291,524	65,272,224

		142,534,057

Industrial REITs — 0.2%
Prologis, Inc.	852,094	115,433,174

Insurance — 1.6%
Aflac, Inc.	419,110	49,140,648
Allstate Corp.	233,720	55,611,337
American International Group, Inc.	477,100	35,558,263
Aon PLC, Class A	195,405	64,813,884
Arch Capital Group Ltd.(a)	316,920	30,760,255
Arthur J Gallagher & Co.	236,297	54,246,702
Assurant, Inc.	45,724	12,278,266
Brown & Brown, Inc.	271,576	17,421,600
Chubb Ltd.	330,019	112,450,674
Cincinnati Financial Corp.	142,568	26,395,040
Erie Indemnity Co., Class A	22,524	5,400,129
Everest Group Ltd	35,878	12,816,698
Globe Life, Inc.	70,064	12,519,036
Hartford Insurance Group, Inc.	254,580	33,736,942
Loews Corp.	159,173	18,019,975
Marsh & McLennan Cos., Inc.	440,075	73,347,300
MetLife, Inc.	492,105	41,637,004
Principal Financial Group, Inc.	178,649	19,254,789
Progressive Corp.	534,618	116,787,302
Prudential Financial, Inc.	317,015	34,215,429
Travelers Cos., Inc.	194,552	64,225,506
W.R. Berkley Corp.	277,622	19,580,680
Willis Towers Watson PLC	87,478	22,864,125

		933,081,584

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	5,364,762	1,917,204,996
Alphabet, Inc., Class C	4,324,259	1,527,890,432
Meta Platforms, Inc., Class A	2,009,041	1,131,672,705

		4,576,768,133

IT Services — 0.6%
Accenture PLC, Class A	566,024	70,436,027
Akamai Technologies, Inc.(a)	129,553	15,314,460
Cognizant Technology Solutions Corp., Class A	444,143	17,201,658
Gartner, Inc.(a)(b)	57,529	7,456,909
GoDaddy, Inc., Class A(a)	123,327	10,467,996
International Business Machines Corp.	859,232	241,624,631
VeriSign, Inc.	74,670	18,783,985

		381,285,666

Leisure Products — 0.0%
Hasbro, Inc	122,350	10,104,887

Security	Shares	Value

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	256,693	$34,096,531
Bio-Techne Corp.	141,448	9,993,301
Charles River Laboratories International, Inc.(a)(b)	45,617	10,345,480
Danaher Corp.	574,592	109,448,284
IQVIA Holdings, Inc.(a)	150,824	29,142,213
Mettler-Toledo International, Inc.(a)(b)	18,522	23,662,040
Revvity, Inc.(b)	107,107	11,916,725
Thermo Fisher Scientific, Inc.	340,002	170,463,403
Waters Corp.(a)	90,810	34,057,382
West Pharmaceutical Services, Inc.	66,235	23,778,365

		456,903,724

Machinery — 1.9%
Caterpillar, Inc.	421,403	448,752,055
Cummins, Inc.	125,770	89,700,422
Deere & Co.	229,193	145,383,995
Dover Corp.	120,813	27,095,939
Fortive Corp.	270,466	16,522,768
IDEX Corp.	68,305	15,501,820
Illinois Tool Works, Inc.	241,187	65,233,848
Ingersoll Rand, Inc.	331,207	27,155,662
Nordson Corp.	49,068	14,803,325
Otis Worldwide Corp.	351,718	25,183,009
PACCAR, Inc.	483,040	58,022,765
Parker-Hannifin Corp.	115,281	112,758,652
Pentair PLC	150,906	11,568,454
Snap-on, Inc.	48,128	19,366,707
Stanley Black & Decker, Inc.	142,291	13,392,429
Westinghouse Air Brake Technologies Corp.	157,111	42,357,125
Xylem, Inc.	214,109	25,309,825

		1,158,108,800

Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	80,397	11,433,257
EchoStar Corp., Class A(a)(b)	122,679	12,451,919
Fox Corp., Class A	178,569	9,314,159
Fox Corp., Class B	127,857	5,988,822
News Corp., Class A	352,059	8,741,625
News Corp., Class B	99,007	2,778,136
Omnicom Group, Inc.	260,756	18,990,859
Paramount Skydance Corp., Class B(b)	287,123	2,831,033
Trade Desk, Inc., Class A(a)	410,022	7,413,198

		79,943,008

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,318,925	82,947,193
Newmont Corp.	976,720	91,225,648
Nucor Corp.	207,337	46,184,317
Steel Dynamics, Inc.	121,973	27,987,925

		248,345,083

Multi-Utilities — 0.6%
Ameren Corp.	257,242	29,078,636
CenterPoint Energy, Inc.	603,809	26,591,748
CMS Energy Corp.	272,918	20,878,227
Consolidated Edison, Inc.	329,364	36,437,539
Dominion Energy, Inc.	789,883	53,941,110
DTE Energy Co.	193,135	29,427,980
NiSource, Inc.	429,563	20,425,721
Public Service Enterprise Group, Inc.	463,189	37,592,419
Sempra	601,529	55,767,754
WEC Energy Group, Inc.	303,249	35,410,386

		345,551,520

4	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs — 0.0%
BXP, Inc.	134,395	$8,911,733

Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	324,572	10,571,310
Chevron Corp.	1,712,814	283,916,049
ConocoPhillips	1,113,103	115,718,188
Devon Energy Corp.	1,067,262	44,099,266
Diamondback Energy, Inc.	178,077	31,302,375
EOG Resources, Inc.	487,310	63,218,726
EQT Corp.	579,305	30,801,647
Expand Energy Corp.	220,734	20,128,733
Exxon Mobil Corp.	3,792,274	518,479,701
Kinder Morgan, Inc.	1,780,989	56,938,218
Marathon Petroleum Corp.	267,098	68,288,946
Occidental Petroleum Corp.	662,426	32,174,031
ONEOK, Inc.	576,231	50,097,523
Phillips 66	368,199	62,244,041
Targa Resources Corp.	197,294	52,902,413
Texas Pacific Land Corp.	53,357	23,351,158
Valero Energy Corp.	271,669	70,753,474
Williams Cos., Inc.	1,122,914	83,477,427

		1,618,463,226

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	591,602	55,409,443
Southwest Airlines Co.	447,758	23,023,717
United Airlines Holdings, Inc.(a)	293,674	39,936,727

		118,369,887

Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	228,874	18,069,602
Kenvue, Inc.	1,786,972	34,149,035

		52,218,637

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,873,764	107,966,282
Eli Lilly & Co.	723,755	868,093,460
Johnson & Johnson	2,202,399	559,343,274
Merck & Co., Inc.	2,259,679	290,368,751
Pfizer, Inc.	5,222,987	125,769,527
Viatris, Inc.	1,077,378	17,108,762
Zoetis, Inc., Class A	379,759	27,289,482

		1,995,939,538

Professional Services — 0.3%
Automatic Data Processing, Inc.	364,482	81,625,744
Broadridge Financial Solutions, Inc.	104,938	14,371,259
Equifax, Inc.	108,232	17,178,583
Jacobs Solutions, Inc.	110,662	13,943,412
Leidos Holdings, Inc.	120,007	12,357,121
Paychex, Inc	293,403	28,850,317
Verisk Analytics, Inc., Class A	119,874	21,520,979

		189,847,415

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	269,148	36,251,544
CoStar Group, Inc.	389,138	11,020,388

		47,271,932

Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	24,517,812
Camden Property Trust	87,741	10,045,467
Equity Residential	317,431	21,563,088
Essex Property Trust, Inc.	59,973	17,487,527

Security	Shares	Value

Residential REITs (continued)
Invitation Homes, Inc.	478,366	$14,451,437
Mid-America Apartment Communities, Inc.	107,620	14,952,723
UDR, Inc.	278,417	11,114,407

		114,132,461

Retail REITs — 0.3%
Federal Realty Investment Trust	70,241	8,670,549
Kimco Realty Corp.	633,005	16,046,677
Realty Income Corp.	850,582	52,702,061
Regency Centers Corp.	151,604	12,088,903
Simon Property Group, Inc.	298,674	66,798,440

		156,306,630

Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	1,491,861	866,636,973
Analog Devices, Inc.	445,686	177,013,109
Applied Materials, Inc.	726,086	524,960,178
Broadcom, Inc.	4,331,819	1,636,344,627
First Solar, Inc.(a)	98,251	23,183,306
Intel Corp.(a)	4,317,184	602,808,402
KLA Corp.	1,195,135	360,584,181
Lam Research Corp.	1,144,166	495,801,453
Marvell Technology, Inc.	801,057	238,626,870
Microchip Technology, Inc.	502,355	45,814,776
Micron Technology, Inc.	1,031,781	1,190,974,490
Monolithic Power Systems, Inc.	44,847	61,994,699
NVIDIA Corp.	22,159,723	4,433,938,974
NXP Semiconductors NV	229,563	64,514,090
ON Semiconductor Corp.(a)	358,173	33,861,675
Qnity Electronics, Inc.	193,361	31,577,785
QUALCOMM, Inc.	964,320	178,196,693
Skyworks Solutions, Inc.	136,217	9,235,513
Teradyne, Inc.	144,456	69,893,591
Texas Instruments, Inc.	834,265	248,669,368

		11,294,630,753

Software — 7.4%
Adobe, Inc.(a)	369,809	75,818,241
AppLovin Corp., Class A(a)	246,153	126,825,410
Autodesk, Inc.(a)(b)	190,697	37,075,311
Cadence Design Systems, Inc.(a)	249,135	93,505,348
Crowdstrike Holdings, Inc., Class A(a)	231,796	176,892,799
Datadog, Inc., Class A(a)(b)	299,858	78,071,029
Fair Isaac Corp.(a)(b)	20,891	24,960,149
Fortinet, Inc.(a)	569,551	87,494,425
Gen Digital, Inc.	500,346	12,453,612
Intuit, Inc.	253,020	66,038,220
Microsoft Corp.	6,796,387	2,535,188,279
Oracle Corp.	1,552,489	227,517,263
Palantir Technologies, Inc., Class A(a)	2,100,375	245,050,751
Palo Alto Networks, Inc.(a)	743,000	253,377,860
PTC, Inc.(a)	110,124	12,511,188
Roper Technologies, Inc.	92,330	31,243,549
Salesforce, Inc.	748,450	117,252,177
ServiceNow, Inc.(a)	943,559	93,676,537
Synopsys, Inc.(a)	175,525	78,296,437
Trimble, Inc.(a)	220,982	11,309,859
Tyler Technologies, Inc.(a)	39,833	11,649,559
Workday, Inc., Class A(a)	183,312	22,441,055

		4,418,649,058

Specialized REITs — 0.7%
American Tower Corp.	424,845	69,491,897

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Crown Castle, Inc.	399,309	$30,239,670
Digital Realty Trust, Inc.	297,891	53,495,266
Equinix, Inc.	90,342	94,171,597
Extra Space Storage, Inc.	195,314	28,379,124
Iron Mountain, Inc.	274,612	34,686,242
Public Storage	144,303	45,933,088
SBA Communications Corp.	99,572	17,570,475
VICI Properties, Inc.	1,009,098	26,791,552
Weyerhaeuser Co.	672,914	16,109,561

		416,868,472

Specialty Retail — 1.5%
AutoZone, Inc.(a)	14,986	47,894,357
Best Buy Co., Inc.	172,937	13,122,459
Carvana Co., Class A(a)(b)	646,035	42,522,024
Home Depot, Inc.	911,281	321,390,583
Lowe’s Cos., Inc.	514,733	113,493,479
O’Reilly Automotive, Inc.(a)	757,676	69,774,383
Ross Stores, Inc.	296,208	63,047,873
TJX Cos., Inc.	1,011,726	153,276,489
Tractor Supply Co.	491,033	15,521,553
Ulta Beauty, Inc.(a)	38,671	17,439,847
Williams-Sonoma, Inc.	109,437	25,509,765

		882,992,812

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	13,437,683	3,888,327,953
Dell Technologies, Inc., Class C	264,667	114,193,224
Hewlett Packard Enterprise Co.	1,215,797	54,844,603
HP, Inc.	822,001	18,034,702
NetApp, Inc.	179,032	27,706,992
Sandisk Corp.(a)	135,715	308,579,267
Seagate Technology Holdings PLC	205,150	197,969,750
Super Micro Computer, Inc.(a)(b)	455,834	13,369,611
Western Digital Corp.(b)	312,045	199,309,382

		4,822,335,484

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	129,396	12,847,729
Lululemon Athletica, Inc.(a)	97,502	11,132,778
NIKE, Inc., Class B	1,088,438	44,680,380
Ralph Lauren Corp., Class A	34,087	13,682,863
Tapestry, Inc.	182,186	26,668,387

		109,012,137

Tobacco — 0.6%
Altria Group, Inc.	1,527,808	109,925,786
Philip Morris International, Inc.	1,424,784	257,757,673

		367,683,459

Trading Companies & Distributors — 0.3%
Fastenal Co	1,057,601	50,796,576

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.	57,317	$64,933,856
WW Grainger, Inc.	39,377	53,568,471

		169,298,903

Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	23,452,951

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	425,754	71,411,718

Total Common Stocks — 99.0% (Cost: $16,756,993,909)		58,973,011,900

Investment Companies

Capital Markets — 0.7%
iShares Core S&P 500 ETF(c)	565,085	423,186,506

Total Investment Companies — 0.7% (Cost: $389,096,395)		423,186,506

Rights
Health Care Equipment & Supplies — 0.0% Hologic, Inc., CVR	204,261	2,043

Total Rights — 0.0% (Cost: $2,043)		2,043

Total Long-Term Investments — 99.7% (Cost: $17,146,092,347)		59,396,200,449

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	198,438,666	198,498,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	310,697,618	310,697,618

Total Short-Term Securities — 0.8% (Cost: $509,165,991)		509,195,816

Total Investments — 100.5% (Cost: $17,655,258,338)		59,905,396,265

Liabilities in Excess of Other Assets — (0.5)%		(309,097,163)

Net Assets — 100.0%		$ 59,596,299,102

(a) Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

6	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$123,410,950	$75,110,974	(a)	$—		$(23,990)	$264	$198,498,198	198,438,666	$145,010	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	320,214,713	—		(9,517,095	)(a)	—	—	310,697,618	310,697,618	3,701,139		—

BlackRock, Inc	140,901,698	1,749,719		(1,259,029)		(18,628)	(14,366,107)	127,007,653	132,085	1,518,026		—

iShares Core S&P 500 ETF	400,464,555	1,808,959,663		(1,841,348,555)		32,754,049	22,356,794	423,186,506	565,085	1,928,969		—

						$32,711,431	$7,990,951	$1,059,389,975		$7,293,144		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

S&P 500 E-Mini Index	922	09/18/26	$347,974	$(192,148)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$192,148	$—	$—	$—	$192,148

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$26,335,826	$—	$—	$—	$26,335,826

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$205,322	$—	$—	$—	$205,322

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$327,414,175

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2026	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets

Investments

Long-Term Investments

Common Stocks	$58,973,011,900	$—	$—	$58,973,011,900

Investment Companies	423,186,506	—	—	423,186,506

Rights	—	2,043	—	2,043

Short-Term Securities

Money Market Funds	509,195,816	—	—	509,195,816

	$59,905,394,222	$2,043	$—	$59,905,396,265

Derivative Financial Instruments(a)

Liabilities

Equity Contracts	$(192,148)	$—	$—	$(192,148)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities  (unaudited)

June 30, 2026

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$58,846,006,290
Investments, at value — affiliated(c)	1,059,389,975
Cash	4,702,981
Cash pledged for futures contracts	25,648,000
Receivables:
Securities lending income — affiliated	24,420
Dividends — unaffiliated	26,378,797
Dividends — affiliated	674,257
Variation margin on futures contracts	2,212,813
Prepaid expenses	34,033

Total assets	59,965,071,566

LIABILITIES
Collateral on securities loaned	198,488,633
Payables:
Withdrawals to investors	169,840,274
Investment advisory fees	327,311
Trustees’ fees	59,803
Professional fees	56,443

Total liabilities	368,772,464

Commitments and contingent liabilities

NET ASSETS	$59,596,299,102

NET ASSETS CONSIST OF
Investors’ capital	$17,346,353,322
Net unrealized appreciation (depreciation)	42,249,945,780

NET ASSETS	$59,596,299,102

(a) Investments, at cost — unaffiliated	$16,706,865,616
(b) Securities loaned, at value	$195,777,898
(c) Investments, at cost — affiliated	$948,392,722

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2026

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$317,488,857
Dividends — affiliated	7,148,134
Interest — unaffiliated	257,184
Securities lending income — affiliated — net	145,010
Foreign taxes withheld	(1,865,630)

Total investment income	323,173,555

EXPENSES
Investment advisory	2,179,691
Trustees	140,538
Professional	58,015

Total expenses excluding interest expense	2,378,244
Interest expense — unaffiliated	41,567

Total expenses	2,419,811
Less fees waived and/or reimbursed by the Manager	(283,907)

Total expenses after fees waived and/or reimbursed	2,135,904

Net investment income	321,037,651

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	26,751,364
Investments — affiliated	32,711,431
Futures contracts	26,335,826

85,798,621

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,143,920,474
Investments — affiliated	7,990,951
Futures contracts	205,322

5,152,116,747

Net realized and unrealized gain	5,237,915,368

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,558,953,019

See notes to financial statements.

10	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$321,037,651	$618,134,104
Net realized gain	85,798,621	384,647,170
Net change in unrealized appreciation (depreciation)	5,152,116,747	7,433,727,178

Net increase in net assets resulting from operations	5,558,953,019	8,436,508,452

CAPITAL TRANSACTIONS
Proceeds from contributions	5,742,915,066	12,025,654,213
Value of withdrawals	(5,691,851,806)	(12,927,785,073)

Net increase (decrease) in net assets derived from capital transactions	51,063,260	(902,130,860)

NET ASSETS
Total increase in net assets	5,610,016,279	7,534,377,592
Beginning of period	53,986,282,823	46,451,905,231

End of period	$59,596,299,102	$53,986,282,823

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio

	Six Months Ended 06/30/26 (unaudited)		Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return

Total return	10.16	%(a)	17.83%	24.94%	26.24%	(18.13)%	28.65%

Ratios to Average Net Assets(b)

Total expenses	0.01	%(c)	0.01%	0.01%	0.01%	0.01%	0.01%

Total expenses after fees waived and/or reimbursed	0.01	%(c)	0.01%	0.01%	0.01%	0.01%	0.01%

Net investment income	1.16	%(c)	1.25%	1.36%	1.63%	1.60%	1.39%

Supplemental Data

Net assets, end of period (000)	$59,596,299		$53,986,283	$46,451,905	$36,026,381	$29,544,845	$34,489,286

Portfolio turnover rate	5%		14%	9%	10%	13%	6%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

12	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.

The Master Portfolio intends to be diversified in approximately the same proportion as its underlying index is diversified. The Master Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Master Portfolio crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.

•

Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional

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Notes to Financial Statements (unaudited) (continued)

required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Barclays Bank PLC	$13,369,611	$(13,105,543)	$—		$264,068

BNP Paribas SA	9,225,495	(9,225,495)	—		—

BofA Securities, Inc	4,331,689	(4,331,689)	—		—

Citigroup Global Markets, Inc	13,131,305	(12,337,995)	—		793,310

Goldman Sachs & Co. LLC	1,156,195	(1,156,195)	—		—

HSBC Bank PLC	423,241	(423,241)	—		—

J.P. Morgan Securities LLC	26,137,790	(26,137,790)	—		—

Morgan Stanley	28,720,444	(28,720,444)	—		—

SG Americas Securities LLC	5,363,416	(5,227,376)	—		136,040

State Street Bank & Trust Co	19,793,229	(19,793,229)	—		—

TD Securities (USA) LLC	14,518,744	(14,518,744)	—		—

UBS AG	17,096,035	(17,096,035)	—		—

Virtu Americas LLC	1,022,008	(1,022,008)	—		—

Wells Fargo Bank N.A	41,488,696	(41,077,151)	—		411,545

	$195,777,898	$(194,172,935)	$—		$1,604,963

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of

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Notes to Financial Statements (unaudited) (continued)

cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc.(“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.007% of the average daily value of the Master Portfolio’s net assets. Prior to February 24, 2026, the Master Portfolio paid the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2027. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $198,553.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amounts waived were $71,314.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the Manager waived $14,040 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

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Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Master Portfolio paid BTC $56,416 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$394,208,992	$163,275,009	$ (61,605,837)

7.	PURCHASES AND SALES

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $3,241,518,902 and $2,836,885,595, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.

As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$17,523,682,795	$43,149,012,946	$(767,491,624)	$42,381,521,322

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple

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Notes to Financial Statements (unaudited) (continued)

Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Fund (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the representative feeder fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of representative feeder fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the performance of the Fund and the representative feeder fund and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the representative feeder fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund and the representative feeder fund, as applicable, throughout the year.

The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Disclosure of Investment Advisory Agreement (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the representative feeder fund’s total expense ratio each ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Right

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	23

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by
Transamerica Capital, LLC, Member of FINRA

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202

Visit: transamerica.com

888-233-4339
5704312 06/26
©2026 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for Transamerica Stock Index during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s responses with respect to Statements Regarding Basis for Approval of Investment Management Contract is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer

19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer

19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer